Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	20-30 years
► Building improvement	3-20 years
► Machinery and equipment	4-20 years
► Motor vehicles	3-10 years
► Office equipment	2-20 years